GARTMORE MUTUAL FUNDS

    Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond
     Fund, Gartmore Morley Enhanced Income Fund, Gartmore Money Market Fund

                      Gartmore Long-Short Equity Plus Fund

Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund, Gartmore Value
                Opportunities Fund, Gartmore High Yield Bond Fund

       Gartmore Emerging Markets Fund, Gartmore International Growth Fund

   Gartmore Nationwide Leaders Fund, Gartmore U.S. Growth Leaders Fund, Gartmore
                             Worldwide Leaders Fund

  Gartmore Nationwide Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund, Gartmore Mid Cap Growth Fund, Gartmore Small Cap Fund (formerly Nationwide Small
                                    Cap Fund)

  Gartmore Global Financial Services Fund, Gartmore Global Health Sciences Fund,
   Gartmore Global Technology and Communications Fund, Gartmore Global Utilities
                                      Fund

  Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Moderate Fund, Gartmore Investor
     Destinations Moderately Conservative Fund, Gartmore Investor Destinations
                                Conservative Fund

  Gartmore S&P 500 Index Fund (formerly Nationwide S&P 500 Index Fund), Gartmore
    Mid Cap Market Index Fund (formerly Nationwide Mid Cap Market Index Fund),
     Gartmore Small Cap Index Fund (formerly Nationwide Small Cap Index Fund), Gartmore International Index Fund (formerly Nationwide International Index
      Fund), Gartmore Bond Index Fund (formerly Nationwide Bond Index Fund)

                    Prospectus Supplement dated March 8, 2004
                       to Prospectuses dated March 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Until April 1, 2004, Class C shares of the Funds will impose a front-end sales charge (load) of 1.00% (as a percentage of offering price).

1. The following information regarding Class C shares is added to the "Shareholder Fees" section of the fee tables for the following Funds in the Fund Summaries.


Gartmore Bond Fund                    Gartmore Mid Cap Growth Fund
Gartmore Tax-Free Income Fund         Gartmore Small Cap Fund
Gartmore Government Bond Fund         Gartmore Global Financial Services Fund
Gartmore Long-Short Equity Plus Fund  Gartmore Global Health Sciences Fund
Gartmore Micro Cap Equity Fund        Gartmore Global Technology and Communications Fund
Gartmore Millennium Growth Fund       Gartmore Global Utilities Fund
Gartmore Value Opportunities Fund     Gartmore Investor Destinations Aggressive Fund
Gartmore High Yield Bond Fund         Gartmore Investor Destinations Moderately Aggressive Fund
Gartmore Emerging Markets Fund        Gartmore Investor Moderate Fund
Gartmore International Growth Fund    Gartmore Investor Destinations Moderately Conservative Fund
Gartmore Nationwide Leaders Fund      Gartmore Investor Destinations Conservative Fund
Gartmore U.S. Growth Leaders Fund     Gartmore S&P 500 Index Fund
Gartmore Worldwide Leaders Fund       Gartmore Mid Cap Market Index Fund
Gartmore Nationwide Fund              Gartmore Small Cap Index Fund
Gartmore Growth Fund                  Gartmore International Index Fund
Gartmore Large Cap Value Fund         Gartmore Bond Index Fund





This table describes the shareholder fees that you may pay when buying and holding Class C shares of each Fund if you purchase Class C shares before April 1, 2004.

SHAREHOLDER FEES1
(PAID DIRECTLY FROM
YOUR INVESTMENT)               CLASS C SHARES
----------------------------------------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price)                       1.00%
----------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed
on redemptions
(as a percentage of original
purchase price or sale
proceeds, as applicable)               1.00%2
----------------------------------------------




1     If  you  buy  and  sell  shares  through  a  broker  or  other  financial intermediary,  they  may  also  charge  you  a  separate  transaction  fee.
2     A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" in the respective Prospectuses listed above.

2. The following information is added to the "EXAMPLE" for the Funds in the Fund Summaries.

EXAMPLE  (for  Class  C  Shares  Purchased  Before  April  1,  2004)

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Funds with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, and expense limitations, if any, for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                               1      3       5       10
CLASS C SHARES                                               YEAR   YEARS   YEARS   YEARS
------------------------------------------------------------------------------------------
Gartmore Bond Fund                                           $ 376  $  646  $1,039  $2,142
Gartmore Tax-Free Income Fund                                $ 373  $  636  $1,024  $2,110
Gartmore Government Bond Fund                                $ 379  $  655  $1,055  $2,174
Gartmore Long-Short Equity Plus Fund                         $ 651  $1,460  $2,378  $4,707
Gartmore Micro Cap Equity Fund                               $ 456  $1,074  $1,815  $3,766
Gartmore Millennium Growth Fund                              $ 425  $  842  $1,386  $2,870
Gartmore Value Opportunities Fund                            $ 401  $  746  $1,217  $2,518
Gartmore High Yield Bond Fund                                $ 371  $  645  $1,043  $2,157
Gartmore Emerging Markets Fund                               $ 389  $  818  $1,374  $2,889
Gartmore International Growth Fund                           $ 441  $  988  $1,661  $3,455
Gartmore Nationwide Leaders Fund                             $ 421  $1,177  $2,047  $4,286
Gartmore U.S. Growth Leaders Fund                            $ 431  $  983  $1,660  $3,465
Gartmore Worldwide Leaders Fund                              $ 441  $  968  $1,621  $3,369
Gartmore Nationwide Fund                                     $ 380  $  658  $1,060  $2,184
Gartmore Growth Fund                                         $ 386  $  676  $1,091  $2,247
Gartmore Large Cap Value Fund                                $ 401  $  738  $1,200  $2,480
Gartmore Mid Cap Growth Fund                                 $ 416  $  959  $1,627  $3,412
Gartmore Small Cap Fund                                      $ 421  $  804  $1,313  $2,711
Gartmore Global Financial Services Fund                      $ 441  $1,118  $1,914  $3,992
Gartmore Global Health Sciences Fund                         $ 426  $  969  $1,636  $3,419
Gartmore Global Technology and Communications Fund           $ 441  $1,126  $1,930  $4,024
Gartmore Global Utilities Fund                               $ 421  $1,133  $1,963  $4,114
Gartmore Investor Destinations Aggressive Fund               $ 326  $  493  $  779  $1,596
Gartmore Investor Destinations Moderately Aggressive Fund    $ 322  $  480  $  758  $1,551
Gartmore Investor Moderate Fund                              $ 322  $  480  $  758  $ 1551
Gartmore Investor Destinations Moderately Conservative Fund  $ 326  $  493  $  779  $1,596
Gartmore Investor Destinations Conservative Fund             $ 328  $  499  $  790  $1,619
Gartmore S&P 500 Index Fund                                  $ 324  $  486  $  769  $1,574
Gartmore Mid Cap Market Index Fund                           $ 332  $  534  $  858  $1,776
Gartmore Small Cap Index Fund                                $ 330  $  538  $  869  $1,804
Gartmore International Index Fund                            $ 337  $  554  $  893  $1,851
Gartmore Bond Index Fund                                     $ 332  $  534  $  858  $1,776




You would pay the following expenses on the same investment if you did not sell your shares.




                                                               1      3       5       10
CLASS C SHARES                                               YEAR   YEARS   YEARS   YEARS
------------------------------------------------------------------------------------------
Gartmore Bond Fund                                           $ 276  $  646  $1,039  $2,142
Gartmore Tax-Free Income Fund                                $ 273  $  636  $1,024  $2,110
Gartmore Government Bond Fund                                $ 279  $  655  $1,055  $2,174
Gartmore Long-Short Equity Plus Fund                         $ 551  $1,460  $2,378  $4,707
Gartmore Micro Cap Equity Fund                               $ 356  $1,074  $1,815  $3,766
Gartmore Millennium Growth Fund                              $ 325  $  842  $1,386  $2,870
Gartmore Value Opportunities Fund                            $ 301  $  746  $1,217  $2,518
Gartmore High Yield Bond Fund                                $ 271  $  645  $1,043  $2,157
Gartmore Emerging Markets Fund                               $ 289  $  818  $1,374  $2,889
Gartmore International Growth Fund                           $ 341  $  988  $1,661  $3,455
Gartmore Nationwide Leaders Fund                             $ 321  $1,177  $2,047  $4,286
Gartmore U.S. Growth Leaders Fund                            $ 331  $  983  $1,660  $3,465
Gartmore Worldwide Leaders Fund                              $ 341  $  968  $1,621  $3,369
Gartmore Nationwide Fund                                     $ 280  $  658  $1,060  $2,184
Gartmore Growth Fund                                         $ 286  $  676  $1,091  $2,247
Gartmore Large Cap Value Fund                                $ 301  $  738  $1,200  $2,480
Gartmore Mid Cap Growth Fund                                 $ 316  $  959  $1,627  $3,412
Gartmore Small Cap Fund                                      $ 321  $  804  $1,313  $2,711
Gartmore Global Financial Services Fund                      $ 341  $1,118  $1,914  $3,992
Gartmore Global Health Sciences Fund                         $ 326  $  969  $1,636  $3,419
Gartmore Global Technology and Communications Fund           $ 341  $1,126  $1,930  $4,024
Gartmore Global Utilities Fund                               $ 321  $1,133  $1,963  $4,114
Gartmore Investor Destinations Aggressive Fund               $ 226  $  493  $  779  $1,596
Gartmore Investor Destinations Moderately Aggressive Fund    $ 222  $  480  $  758  $1,551
Gartmore Investor Moderate Fund                              $ 222  $  480  $  758  $1,551
Gartmore Investor Destinations Moderately Conservative Fund  $ 226  $  493  $  779  $1,596
Gartmore Investor Destinations Conservative Fund             $ 228  $  499  $  790  $1,619
Gartmore S&P 500 Index Fund                                  $ 224  $  486  $  769  $1,574
Gartmore Mid Cap Market Index Fund                           $ 232  $  534  $  858  $1,776
Gartmore Small Cap Index Fund                                $ 230  $  538  $  869  $1,804
Gartmore International Index Fund                            $ 237  $  554  $  893  $1,851
Gartmore Bond Index Fund                                     $ 232  $  534  $  858  $1,776




3. The following new information with respect to Class C shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section of the above-referenced Prospectuses for shares purchased before April 1, 2004:

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:

Front-end sales charge means that a portion of you initial investment goes toward the sales charge and is not invested. Front-end Sales Charge on Class C is lower than Class A and Class D shares and will be discontinued altogether as of April 1, 2004.

CLASS  C  SHARES

Until April 1, 2004, sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

WAIVER  OF  CLASS  C  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.


4. The following new information is included in the "Buying, Selling and Exchange Shares - Selling Shares" section on page 28 of the prospectus for the Gartmore High Yield Bond Fund:

Investors should note that an affiliated shareholder owning a substantial majority of the outstanding shares of the Gartmore High Yield Bond Fund (the "High Yield Fund") as of the date of this prospectus supplement has announced that it will redeem all of its shares by approximately March 31, 2004. The shareholder is transferring the assets in order to set up a separate account, which will continue to be managed by the same portfolio manager team with the same investment objective. The shareholder will receive its redemption proceeds through a pro rata, in-kind distribution of portfolio investments consistent with the redemption in-kind procedures applicable to affiliated shareholders described in the High Yield Fund's prospectus. As a result, the High Yield Fund will avoid having to sell significant portfolio assets to raise cash to meet this shareholder's redemption request - thus limiting the potential adverse effect on the High Yield Fund's net asset value per share. The High Yield Fund will continue to be managed consistent with the investment objective and principal strategies described in the prospectus.


      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.